Short-Term Loans and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term loans related to financial services	¥ 42,300	¥ 45,000
Weighted average interest rate on short-term borrowings	0.19%	0.26%
Unused borrowing capacity	¥ 750,000
Short-term loans, bank borrowings	¥ 1,301	¥ 1,461